ACCRUED STOCK PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Stock Payable [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The following tables summarize the changes in accrued common stock payable:

	Amount	Number of Shares
December 31, 2014	$524,042	$350,000
Architectural Services - issued	(114,693)	(50,000)
IPG acquisition – accrued	1,054,000	500,000
IPG acquisition – issued	(210,800)	(100,000)
Chiefton acquisition – accrued	69,400	80,000
Feinsod Agreement – accrual	723,851	–
Feinsod Agreement - issued	(663,000)	(150,000)
Employment agreements - accrued	131,608	50,000
Consulting services - accrued	18,012	50,000
December 31, 2015	1,532,420	730,000
Feinsod Agreement – accrual	192,800	–
Feinsod Agreement – issued	(663,000)	(150,000)
Consulting services – accrual	6,988	–
Consulting services – issued	(25,000)	(50,000)
Employment agreements – accrual	567	–
Employment agreements – issued	(132,175)	(50,000)
IPG acquisition – issued	(843,200)	(400,000)
Chiefton acquisition – issued	(69,400)	(80,000)
December 31,2016	$–	$–